T. ROWE PRICE U.S. Treasury Intermediate Index Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.4%
U.S. Government Obligations
8.4%
Government National Mortgage Assn.
2.50%, 12/20/51  4,392 4,395
3.00%, 6/20/32 - 10/20/51  11,082 11,315
3.50%, 9/20/49 - 6/20/50  7,143 7,502
4.50%, 10/20/39 - 11/20/46  1,289 1,406
5.00%, 8/20/47 - 11/20/48  3,600 3,889
5.50%, 3/20/49  83 89
6.00%, 8/20/34 - 5/20/38  170 192
8.00%, 7/15/25  1 1
Government National Mortgage Assn., CMO, 2.50%, 1/20/50  1,059 1,055
Government National Mortgage Assn., CMO, ARM
1M USD LIBOR + 0.40%, 0.562%, 6/20/49  609 612
1M USD LIBOR + 0.43%, 0.592%, 9/20/49  538 542
1M USD LIBOR + 0.45%, 0.612%, 8/20/49 - 3/20/50  19,706 19,863
Government National Mortgage Assn., TBA (1)
2.50%, 3/20/52  7,440 7,434
3.00%, 3/20/52  6,345 6,450
3.50%, 3/20/52  6,565 6,773
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $71,564) 71,518
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 90.0%
U.S. Treasury Obligations
90.0%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  16,205 16,823
U.S. Treasury Notes, 0.375%, 9/30/27  15,300 14,160
U.S. Treasury Notes, 0.50%, 2/28/26  12,300 11,712
U.S. Treasury Notes, 0.50%, 5/31/27  47,700 44,681
U.S. Treasury Notes, 0.50%, 8/31/27  17,800 16,607
U.S. Treasury Notes, 0.50%, 10/31/27  21,200 19,736
U.S. Treasury Notes, 0.625%, 7/31/26  37,700 35,897
U.S. Treasury Notes, 0.625%, 11/30/27  22,200 20,781
U.S. Treasury Notes, 0.625%, 8/15/30  17,433 15,804
U.S. Treasury Notes, 0.75%, 3/31/26  13,800 13,261
U.S. Treasury Notes, 0.75%, 4/30/26  13,700 13,152
U.S. Treasury Notes, 0.75%, 5/31/26  15,500 14,865
U.S. Treasury Notes, 0.75%, 8/31/26  6,500 6,220
U.S. Treasury Notes, 0.75%, 1/31/28  11,000 10,352
U.S. Treasury Notes, 0.875%, 6/30/26  12,500 12,045
U.S. Treasury Notes, 0.875%, 11/15/30  17,700 16,359

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.125%, 10/31/26  14,400 13,995
U.S. Treasury Notes, 1.125%, 2/28/27  16,400 15,908
U.S. Treasury Notes, 1.125%, 8/31/28  8,500 8,139
U.S. Treasury Notes, 1.125%, 2/15/31  21,425 20,200
U.S. Treasury Notes, 1.25%, 8/15/31  10,110 9,601
U.S. Treasury Notes, 1.375%, 8/31/26  22,900 22,531
U.S. Treasury Notes, 1.375%, 11/15/31  22,360 21,452
U.S. Treasury Notes, 1.50%, 8/15/26  14,870 14,710
U.S. Treasury Notes, 1.50%, 1/31/27  30,800 30,444
U.S. Treasury Notes, 1.625%, 9/30/26  21,200 21,084
U.S. Treasury Notes, 1.625%, 10/31/26  22,700 22,576
U.S. Treasury Notes, 1.625%, 11/30/26  7,700 7,657
U.S. Treasury Notes, 1.625%, 5/15/31  61,700 60,649
U.S. Treasury Notes, 1.75%, 12/31/26  21,900 21,903
U.S. Treasury Notes, 1.875%, 6/30/26  10,000 10,053
U.S. Treasury Notes, 1.875%, 7/31/26  10,215 10,269
U.S. Treasury Notes, 1.875%, 2/15/32  5,600 5,622
U.S. Treasury Notes, 2.125%, 5/31/26  10,000 10,152
U.S. Treasury Notes, 2.25%, 2/15/27  26,565 27,188
U.S. Treasury Notes, 2.25%, 11/15/27  12,290 12,591
U.S. Treasury Notes, 2.375%, 5/15/27  11,690 12,041
U.S. Treasury Notes, 2.375%, 5/15/29  3,994 4,144
U.S. Treasury Notes, 2.625%, 2/15/29  21,860 23,018
U.S. Treasury Notes, 2.75%, 2/15/28  5,755 6,066
U.S. Treasury Notes, 2.875%, 5/15/28  14,400 15,293
U.S. Treasury Notes, 2.875%, 8/15/28  21,100 22,458
U.S. Treasury Notes, 3.125%, 11/15/28 (2) 26,900 29,107
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $781,568) 761,306
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Treasury Reserve Fund, 0.10% (3)(4) 37,031 37,031
Total Short-Term Investments (Cost $37,031) 37,031
Total Investments in Securities 102.8%
(Cost $890,163) $ 869,855
Other Assets Less Liabilities (2.8)% (23,639)
Net Assets 100.0% $ 846,216
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

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(1) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $20,657 and represents 2.4% of net assets.
(2) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2022.
(3) Seven-day yield
(4) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
TBA To-Be-Announced

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 15 U.S. Treasury Notes ten year contracts 6/22 1,911 $ 9
Long, 668 U.S. Treasury Notes five year contracts 6/22 79,012 338
Short, 1,319 U.S. Treasury Notes two year contracts 6/22 (283,884) (484)
Long, 612 Ultra U.S. Treasury Notes ten year
contracts 6/22 86,493 760
Net payments (receipts) of variation margin to date 427
Variation margin receivable (payable) on open futures contracts $ 1,050

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.10% $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Treasury Reserve
Fund, 0.10% $ 22,324  ¤  ¤ $ 37,031^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $37,031.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Treasury Intermediate Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 832,824 $ — $ 832,824
Short-Term Investments 37,031 — — 37,031
Total Securities 37,031 832,824 — 869,855
Futures Contracts* 1,107 — — 1,107
Total $ 38,138 $ 832,824 $ — $ 870,962
Liabilities
Futures Contracts* $ 484 $ — $ — $ 484
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F66-054Q3 02/22